Accumulated Other Comprehensive (Loss) Income	3 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive (Loss) Income

Q. Accumulated Other Comprehensive (Loss) Income

        The following table presents other comprehensive income reclassification adjustments:

	Three Months Ended March 31, 2013
	Gains and losses on cash flow hedges	Unrealized gains and losses on available-for- sale securities	Total
	(Dollars in thousands)
Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive (loss) income before reclassifications	3,223	284	3,507
Amounts reclassified from AOCI	298	—	298
Income tax effect	(1,243)	(100)	(1,343)

Net increase in other comprehensive (loss) income	2,278	184	2,462
Balance at March 31, 2013	$(10,653)	$624	$(10,029)

	Three Months Ended March 31, 2012
	Gains and losses on cash flow hedges	Unrealized gains and losses on available-for- sale securities	Total
	(Dollars in thousands)
Balance at December 31, 2011	$(19,763)	$127	$(19,636)
Other comprehensive (loss) income before reclassifications	(866)	(8)	(874)
Amounts reclassified from AOCI	305	—	305
Income tax effect	302	2	304

Net (decrease) increase in other comprehensive (loss) income	(259)	(6)	(265)
Balance at March 31, 2012	$(20,022)	$121	$(19,901)

        The following table presents the classification and amount of reclassifications from AOCI to the Condensed Consolidated Statement of Income:

	Three months ended March 31, 2013	Condensed, Consolidated Statement of Income Classification
	(Dollars in thousands)
Cash flow hedges
Interest rate swap agreements	$(16)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(282)	Other expenses

	(298)
Available-for-sale securities
Realized gains and losses on available-for-sale securities	—	Selling, general and administrative

	—
Total reclassifications	$(298)